Dividends	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends [Abstract]
Dividends
13.
DIVIDENDS

No dividend was declared or paid by the Company during the years ended December 31, 2022, 2023 and 2024, nor has any dividend been proposed since the end of the year ended December 31, 2024.